May 1, 2009

VIA EDGAR

The United States Securities
  and Exchange Commission
100 F Street, NE
Washington, D.C.  20549

Subject:             Nationwide Variable Account-12
           Nationwide Life Insurance Company
           SEC File No.  333-108894
           CIK No. 0001173507

Ladies and Gentlemen:

Pursuant to Rule 497(c) under the Securities Act of 1933 (“1933 Act”) and on behalf of the Nationwide Variable Account-12 (the “Variable Account”) and Nationwide Life Insurance Company (the “Company”), we hereby certify that the form of the prospectus which would have been filed under paragraphs (b) and (c) under Rule 497 does not differ from the form of the Prospectus contained in Post Effective Amendment No. 17 to the Registration Statement for the Company and the Variable Account which became effective on May 1, 2009.

Please contact me direct at (614) 677-8212 if you have any questions regarding this filing.

Very truly yours,

Nationwide Life Insurance Company

/s/ STEPHEN M. JACKSON
Stephen M. Jackson
Assistant General Counsel